LVIP Vanguard Domestic Equity ETF Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.91%
Equity Funds–99.72%
Vanguard Dividend Appreciation ETF	534,829	$105,928,232
Vanguard Mega Cap 300 Growth ETF	874,941	281,687,255
Vanguard Mega Cap 300 Value ETF	1,928,564	247,396,190
Vanguard Mid-Cap Growth ETF	182,848	44,518,003
Vanguard Mid-Cap Value ETF	267,815	44,904,541
Vanguard Real Estate ETF	122,082	11,893,228
Vanguard Small-Cap Growth ETF	156,012	41,712,929
Vanguard Small-Cap Value ETF	207,387	41,639,162
Vanguard Total Stock Market ETF	1,271,196	359,951,859
		1,179,631,399
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.19%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	2,222,570	$2,222,570
		2,222,570
Total Investment Companies (Cost $483,667,547)		1,181,853,969

TOTAL INVESTMENTS–99.91% (Cost $483,667,547)	1,181,853,969
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	1,116,693
NET ASSETS APPLICABLE TO 31,271,674 SHARES OUTSTANDING–100.00%	$1,182,970,662

Summary of Abbreviations:
ETF–Exchange-Traded Fund
LVIP Vanguard Domestic Equity ETF Fund–1